SCHEDULE OF FEDERAL AND STATE INCOME TAX PROVISION (BENEFIT) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current state provision	$ 3,200	$ 1,600